SHAREHOLDERS' EQUITY - Schedule of Options Outstanding by Exercise Price Range (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares) | shares	1,253,794
Weighted average remaining contractual term (years)	4 years 3 months
Weighted average exercise price (in usd per share)	$ 24,080.00
Options exercisable (in shares) | shares	461,353,000
Weighted average exercise price of options exercisable (in usd per share)	$ 57,610
0.25 - 0.32
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, lower (in usd per share)	0.25
Range of exercise price, upper (in usd per share)	$ 0.32
Options outstanding (in shares) | shares	1,088,701
Weighted average remaining contractual term (years)	4 years 5 months 12 days
Weighted average exercise price (in usd per share)	$ 290
Options exercisable (in shares) | shares	312,719,000
Weighted average exercise price of options exercisable (in usd per share)	$ 290
6.72 -6.95
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, lower (in usd per share)	6.72
Range of exercise price, upper (in usd per share)	$ 6.95
Options outstanding (in shares) | shares	381
Weighted average remaining contractual term (years)	1 year 25 days
Weighted average exercise price (in usd per share)	$ 6,840
Options exercisable (in shares) | shares	381,000
Weighted average exercise price of options exercisable (in usd per share)	$ 6,840
20.44 - 24.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, lower (in usd per share)	20.44
Range of exercise price, upper (in usd per share)	$ 24.99
Options outstanding (in shares) | shares	2,117
Weighted average remaining contractual term (years)	3 years 11 months 23 days
Weighted average exercise price (in usd per share)	$ 21,690
Options exercisable (in shares) | shares	2,117,000
Weighted average exercise price of options exercisable (in usd per share)	$ 21,690
38.06 - 54.51
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, lower (in usd per share)	38.06
Range of exercise price, upper (in usd per share)	$ 54.51
Options outstanding (in shares) | shares	2,470
Weighted average remaining contractual term (years)	3 years 7 days
Weighted average exercise price (in usd per share)	$ 47,700
Options exercisable (in shares) | shares	2,469,000
Weighted average exercise price of options exercisable (in usd per share)	$ 47,700
96.74 - 151.63
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, lower (in usd per share)	96.74
Range of exercise price, upper (in usd per share)	$ 151.63
Options outstanding (in shares) | shares	58,032
Weighted average remaining contractual term (years)	1 year 3 months 7 days
Weighted average exercise price (in usd per share)	$ 133,440
Options exercisable (in shares) | shares	58,032,000
Weighted average exercise price of options exercisable (in usd per share)	$ 133,440
197.42 - 232.2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, lower (in usd per share)	197.42
Range of exercise price, upper (in usd per share)	$ 232.2
Options outstanding (in shares) | shares	102,093
Weighted average remaining contractual term (years)	3 years 11 months 1 day
Weighted average exercise price (in usd per share)	$ 215,250
Options exercisable (in shares) | shares	85,635,000
Weighted average exercise price of options exercisable (in usd per share)	$ 216,930